Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	June 30, 2013	December 31, 2012
Borrowings under lines of credit	$115,322	$117,850
Short-term borrowings from related parties (see Note 3.c.)	59,364	3,973
Short-term borrowings and Short-term borrowings from related parties	$174,686	$121,823